FINANCIAL EXPENSES OR INCOME	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Expenses Or Income [Abstract]
FINANCIAL EXPENSES OR INCOME
NOTE 21 - FINANCIAL EXPENSES OR INCOME

a.	Financial Income
	For the year ended December 31,
	2024	2023	2022
	US Dollars in thousands
Interest income on cash and bank deosits	3,110	1,685	-
Financial income in respect of change in fair value options	148	-	423
Financial income in respect of shareholders and related companies	150	24	15
Financial income in respect of finance sub-lease	-	17	-
Financial income in respect of exchange rate differences	-	767	-
	3,408	2,493	438

b.	Financial Expenses
	For the year ended December 31,
	2024	2023	2022
	US Dollars in thousands
Interest expense on bank loans and bank fees	(6,181)	(3,389)	(993)
Financial expenses in respect of change in fair value options	-	(310)	-
Financial expenses in respect of loans from others	(197)	(591)	(70)
Financial expenses in respect of other liabilities	(1,552)	(161)	(167)
Financial expenses in respect of leases liabilities	(333)	(330)	(260)
Financial Expenses in respect of exchange rate differences	(2,634)	-	(1,968)
	(10,897)	(4,781)	(3,458)